Other income and expenses - Employee benefits expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income and expenses
Wages and salaries	€ 23,854	€ 17,965	€ 13,505
Social security contributions	3,212	2,492	2,144
Share-based payment expenses	5,714	5,521	894
Termination benefits	63	56	35
Total	32,843	26,034	16,578
Contributions to state pension scheme (defined contribution plan)	€ 1,136	€ 1,046	€ 987